UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte, 10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
Name and address of agent for service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

Name of Fund:	Tortoise Energy Infrastructure Corporation
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Gulfterra Energy Partners	7/29/04	40274U108	GTM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Merger Agreement	Issuer

For		Merger Agreement

Name of Fund:	Tortoise Energy Infrastructure Corporation
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Plains All American Pipeline, LP	1/20/2005	726503105	PAA

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Change terms of Class B Units	Issuer
	For	2. Change terms of Class C Units	Issuer
	For	3. Approve LT Incentive Plan	Issuer
	For	4. Approval to solicit additional proxies if needed	Issuer

For		Change terms of Class B Units
For		Change terms of Class C Units
For		Approval LT Incentive Plan
For		Approval to solicit additional proxies if needed

Name of Fund:	Tortoise Energy Infrastructure Corporation
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Kaneb Pipeline Partners, LP	3/11/2005	484169107	KPP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Approve agreement and plan of merger	Issuer
among Valero LP, Kaneb Pipeline Partners
and other parties
	For	2. Approve adjournment of meeting if necessary	Issuer
to solicit additional proxies

For		Approve agreement and plan of merger among
Valero LP, Kaneb Pipeline Partners and
other parties
For		Approve adjournment of meeting if necessary to
solicit additional proxies.

Name of Fund:	Tortoise Energy Infrastructure Corporation
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Valero, LP	3/11/2005	91913W104	VLI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Approve agreement and plan of merger	Issuer
among Valero LP, Kaneb Pipeline Partners
and other parties
	For	2. Approve adjournment of meeting if necessary	Issuer
to solicit additional proxies

For		Approve agreement and plan of merger among
Valero LP, Kaneb Pipeline Partners and
other parties
For		Approve adjournment of meeting if necessary to
solicit additional proxies.

Name of Fund:	Tortoise Energy Infrastructure Corporation
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Copano Energy Partners, LP	6/7/2005	217202100	CPNO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Ratification of Deloitte and Touche as	Issuer
independent auditor

For		Ratification of Deloitte and Touche as independent
auditor.

Name of Fund:	Tortoise Energy Infrastructure Corporation
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Buckeye Partners, LP	2/28/2005	118230101	BPL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Approve amended and restated unit option	Issuer
and equivalent plan

For		Approve amended and restated unit option and
equivalent plan.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Infrastructure Corporation

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte, Principal Executive Officer

Date July 26, 2005
* Print the name and title of each signing officer under his or her signature.